Vehicles and equipment on operating leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Leases Disclosure [Line Items]
Rental income from vehicles and equipment on operating leases	¥ 945,091	¥ 959,497	¥ 927,443